Equity Method Investees (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed income statement information:
Revenues	$ 5,970,595	$ 4,531,588	$ 4,748,082
Gross margin	1,802,301	1,749,504	1,794,563
Net income	255,145	198,793	138,504
Equity in net income of affiliates	25,451	20,569	13,808
Condensed balance sheet information:
Current assets	1,159,066	933,160
Noncurrent assets	7,228,052	6,135,749
Total assets	8,387,118	7,068,909
Current liabilities	916,344	830,616
Noncurrent liabilities	6,330,666	5,233,973
Equity	1,140,108	1,004,320
Total liabilities and equity	$ 8,387,118	$ 7,068,909